     THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
          MAY 12, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
          AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MAY 11, 2002
        AND FOR WHICH A DE NOVO REQUEST WAS DENIED ON NOVEMBER 12, 2003.

                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2001
                Check here if Amendment [X]; Amendment Number: 2
                        This Amendment (Check only one):
                              [ ] is a restatement
                              [X] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:        Staro Asset Management, L.L.C.
Address:     3600 South Lake Drive
             St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-5806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Colin M. Lancaster
Title:       General Counsel
Phone:       (414) 294-7000

Signature, Place and Date of Signing:

/s/  Colin M. Lancaster           St. Francis, Wisconsin      December 5, 2003
---------------------------   -----------------------------   ------------------
(Signature)                   (City, State)                   (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           55

Form 13F Information Table Value Total:     $301,066
                                            -----------------
                                                  (thousands)

List of Other Included Managers:            None

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                                                            FORM 13F
                                                        INFORMATION TABLE
--------------------------------------------------------------------------------------------------------------------------------
          Column 1:            Column 2: Column 3:  Column 4:         Column 5:          Column 6: Column 7:      Column 8:
                                                               ------------------------
           Name of             Title of   CUSIP                Shares or Shares/   Put/ Investment   Other    Voting Authority
                                                                                                             -------------------
           Issuer                Class    Number      Value    Principal Prn. Amt. Call Discretion Managers  Sole  Shared  None
                                                     (X$1000)    Amount
--------------------------------------------------------------------------------------------------------------------------------
Alberto-Culver Co. Class B      Common   013068101        $595    15,000    SH            Sole                 X
--------------------------------------------------------------------------------------------------------------------------------
Alberto-Culver Co. Class A      Common   013068200        $901    27,050    SH            Sole                 X
--------------------------------------------------------------------------------------------------------------------------------
AT&T Wireless Group             Common   001957406      $5,041   262,800    SH            Sole                 X
--------------------------------------------------------------------------------------------------------------------------------
AT&T Wireless Group             Option   001957906      $1,918     1,000           Call   Sole                 X
--------------------------------------------------------------------------------------------------------------------------------
Biochem Pharma Inc.             Common   09058T108     $32,732 1,077,600    SH            Sole                 X
--------------------------------------------------------------------------------------------------------------------------------
Cascade Corp.                   Common   147195101      $2,516   197,018    SH            Sole                 X
--------------------------------------------------------------------------------------------------------------------------------
Cambridge Tech Partners Inc.    Common   132524109      $6,295 1,937,200    SH            Sole                 X
--------------------------------------------------------------------------------------------------------------------------------
Chris-Craft Industries          Common   170520100      $4,744    75,000    SH            Sole                 X
--------------------------------------------------------------------------------------------------------------------------------
Centennial Tech Inc.            Common   151392206        $252    25,000    SH            Sole                 X
--------------------------------------------------------------------------------------------------------------------------------
Citadel Communications Corp.    Common   172853202     $17,537   705,000    SH            Sole                 X
--------------------------------------------------------------------------------------------------------------------------------
Chase Industries Inc.           Common   161568100      $1,135    99,100    SH            Sole                 X
--------------------------------------------------------------------------------------------------------------------------------
C-Cube Microsystems             Common   12501N108      $3,878   315,000    SH            Sole                 X
--------------------------------------------------------------------------------------------------------------------------------
Donna Karan Intl Inc.           Common   257826107        $314    35,000    SH            Sole                 X
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom AG             Common   251566105     $23,809 1,026,700    SH            Sole                 X
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom AG             Option   251566905      $1,183       510           Call   Sole                 X
--------------------------------------------------------------------------------------------------------------------------------
Delhaize America Inc. Class A   Common   246688105      $4,384   214,400    SH            Sole                 X
--------------------------------------------------------------------------------------------------------------------------------
Delhaize America Inc. Class B   Common   246688204      $3,807   188,500    SH            Sole                 X
--------------------------------------------------------------------------------------------------------------------------------
Efficient Network                Debt    282056AB6      $3,713     3,750   PRN            Sole                 X
--------------------------------------------------------------------------------------------------------------------------------
First Fed of East Hartford      Common   319944104      $1,383    37,700    SH            Sole                 X
--------------------------------------------------------------------------------------------------------------------------------
General Electric Co.            Option   369604903      $8,372     2,000           Call   Sole                 X
--------------------------------------------------------------------------------------------------------------------------------
Georgia-Pac                     Option   373298908      $8,820     3,000           Call   Sole                 X
--------------------------------------------------------------------------------------------------------------------------------
Honeywell Inc.                  Common   438516106        $408    10,000    SH            Sole                 X
--------------------------------------------------------------------------------------------------------------------------------
IBP Inc.                        Common   449223106      $6,307   384,600    SH            Sole                 X
--------------------------------------------------------------------------------------------------------------------------------
Intermedia Communications       Common   458801107     $15,978   919,613    SH            Sole                 X
--------------------------------------------------------------------------------------------------------------------------------
Imrglobal Corp.                 Common   45321W106      $2,269   403,300    SH            Sole                 X
--------------------------------------------------------------------------------------------------------------------------------
Industrial Bancorp Inc.         Common   455882100      $2,756   136,120    SH            Sole                 X
--------------------------------------------------------------------------------------------------------------------------------
Kent Electronics Corp.          Common   490553104        $248    13,800    SH            Sole                 X
--------------------------------------------------------------------------------------------------------------------------------
Kent Electronics Corp.           Debt    490553AA2        $487       500   PRN            Sole                 X
--------------------------------------------------------------------------------------------------------------------------------
Lamar Capital Corp.             Common   51282P106        $871    80,100    SH            Sole                 X
--------------------------------------------------------------------------------------------------------------------------------

Mesaba Holdings Inc.            Common    59066B102     $3,222   289,600    SH            Sole              X
--------------------------------------------------------------------------------------------------------------------------------
MCN Corp.                       Common    55267J100     $4,687   181,677    SH            Sole              X
--------------------------------------------------------------------------------------------------------------------------------
Methode Electronics Class A     Common    591520200       $761    42,401    SH            Sole              X
--------------------------------------------------------------------------------------------------------------------------------
Meridian Ins Group Inc.         Common    589644103     $4,412   151,400    SH            Sole              X
--------------------------------------------------------------------------------------------------------------------------------
Novellus Systems Inc.           Option    670008901     $3,346       825           Call   Sole              X
--------------------------------------------------------------------------------------------------------------------------------
News Corp Ltd.                  Preferred 652487802     $1,335    50,000    SH            Sole              X
--------------------------------------------------------------------------------------------------------------------------------
Quaker Oats Co.                 Common    747402105    $22,309   227,645    SH            Sole              X
--------------------------------------------------------------------------------------------------------------------------------
Professionals Group Inc.        Common    742954100     $2,489   103,700    SH            Sole              X
--------------------------------------------------------------------------------------------------------------------------------
Powertel Inc.                   Common    73936C109    $13,703   249,154    SH            Sole              X
--------------------------------------------------------------------------------------------------------------------------------
Ralston Purina Group            Common    751277302       $935    30,000    SH            Sole              X
--------------------------------------------------------------------------------------------------------------------------------
Ralston Purina Group            Option    751277902     $3,115     1,000           Call   Sole              X
--------------------------------------------------------------------------------------------------------------------------------
Ralston Purina Group            Option    751277952     $1,331       750           Put    Sole              X
--------------------------------------------------------------------------------------------------------------------------------
Shire Pharmaceuticals           Common    82481R106     $4,069    93,000    SH            Sole              X
--------------------------------------------------------------------------------------------------------------------------------
Siliconix Inc.                  Common    827079203     $3,518   116,300    SH            Sole              X
--------------------------------------------------------------------------------------------------------------------------------
Statos Lightwave Inc.           Common    863100103       $962    96,200    SH            Sole              X
--------------------------------------------------------------------------------------------------------------------------------
Silicon Valley Group Inc.       Common    827066101       $641    23,300    SH            Sole              X
--------------------------------------------------------------------------------------------------------------------------------
AT&T Corp.                      Common    001957109     $5,051   237,128    SH            Sole              X
--------------------------------------------------------------------------------------------------------------------------------
Georgia Pacific (Timber Group)  Common    373298702     $5,638   196,450    SH            Sole              X
--------------------------------------------------------------------------------------------------------------------------------
US Air                          Common    911905107       $355    10,000    SH            Sole              X
--------------------------------------------------------------------------------------------------------------------------------
US Air                          Option    911905907       $886       250           Call   Sole              X
--------------------------------------------------------------------------------------------------------------------------------
Virginia Cap Bancshares Inc.    Common    927758102     $3,910   215,000    SH            Sole              X
--------------------------------------------------------------------------------------------------------------------------------
Vicorp Restaurants Inc.         Common    925817108     $2,184    87,800    SH            Sole              X
--------------------------------------------------------------------------------------------------------------------------------
Voicestream Wireless Corp.      Common    928615103    $30,667   331,986    SH            Sole              X
--------------------------------------------------------------------------------------------------------------------------------
MCI Worldcom Inc.               Option    98157D906     $1,869     1,000           Call   Sole              X
--------------------------------------------------------------------------------------------------------------------------------
MCI Worldcom Inc.               Common    98157D106    $15,630   817,109    SH            Sole              X
--------------------------------------------------------------------------------------------------------------------------------
Weston Class A                  Common    961137106     $1,388   281,200    SH            Sole              X
--------------------------------------------------------------------------------------------------------------------------------

                                     Page 2